Contingent liabilities, contractual commitments and guarantees	6 Months Ended
Jun. 30, 2026
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments and guarantees	12Contingent liabilities, contractual commitments and guarantees

	At
	30 Jun 2026	31 Dec 2025
	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	18,884	17,476
– performance and other guarantees	106,724	102,684
– other contingent liabilities	104	164
At the end of the period	125,712	120,324
Commitments:[1]
– documentary credits and short-term trade-related transactions	8,563	6,959
– forward asset purchases and forward deposits placed	163,989	84,978
– standby facilities, credit lines and other commitments to lend	874,730	856,700
At the end of the period	1,047,282	948,637
1Includes $778.4bn of commitments at 30 June 2026 (31 December 2025: $690.8bn), to which the impairment requirements in IFRS 9 are applied.
The preceding table discloses the nominal principal amounts of off-balance sheet liabilities and commitments for the Group, which represent the maximum amounts at risk should the contracts be fully drawn upon and the clients default. As a significant portion of guarantees and commitments is expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements. The expected credit loss provision relating to guarantees and commitments under IFRS 9 is disclosed in Note 11.
The majority of the guarantees have a term of less than one year. All guarantees are subject to HSBC’s annual credit review process.
Potential contingent liabilities arising from legal proceedings and regulatory and other matters against Group companies are excluded from this note but are disclosed in Note 13.